7. EQUIPMENT, VEHICLES AND FURNITURE	12 Months Ended
Jan. 31, 2021
Notes
7. EQUIPMENT, VEHICLES AND FURNITURE

7.EQUIPMENT, VEHICLES AND FURNITURE

	Balance February 1, 2020	Additions for the year	Disposals for the year	Balance January 31, 2021

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(9,395)	(15,971)	-	(25,366)
Net book value	$53,238	$(15,971)	$-	$37,267

Office furniture and equipment
Value at Cost	$23,397	$-	$-	$23,397
Accumulated Depreciation	(22,669)	(146)	-	(22,815)
Net book value	$728	$(146)	$-	$582

Computer equipment
Value at Cost	$97,620	$-	$-	$97,620
Accumulated Depreciation	(96,375)	(556)	-	(96,931)
Net book value	$1,245	$(556)	$-	$689

Totals	$55,211	$(16,673)	$-	$38,538

7.EQUIPMENT, VEHICLES AND FURNITURE (cont’d)

	Balance February 1, 2019	Additions for the year	Disposals for the year	Balance January 31, 2020

Automobile
Value at Cost	$67,320	$62,633	$(67,320)	$62,633
Accumulated Depreciation	(65,011)	(9,395)	65,011	(9,395)
Net book value	$2,309	$53,238	$(2,309)	$53,238

Office furniture and equipment
Value at Cost	$23,397	$-	$-	$23,397
Accumulated Depreciation	(22,487)	(182)	-	(22,669)
Net book value	$910	$(182)	$-	$728

Computer equipment
Value at Cost	$97,620	$-	$-	$97,620
Accumulated Depreciation	(95,366)	(1,009)	-	(96,375)
Net book value	$2,254	$(1,009)	$-	$1,245

Totals	$5,473	$52,047	$(2,309)	$55,211